Investment Strategy	Aug. 31, 2025
Templeton World Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). The equity securities in which the Fund invests are primarily common stock, and may include small and mid capitalization companies. Although the investment manager will search for investments across a large number of regions, countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular regions, countries or sectors.

The Fund pursues a focused global equity strategy with an emphasis on quality companies that the investment manager believes have dominant market positions, competitive advantages, high quality management, solid balance sheets, and positive returns to capital in growing industries, and that are trading at appropriate valuations. When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” research-oriented, long-term approach to find companies that are trading at valuation discounts with considerable future earnings power.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets.
Templeton Foreign Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities. These securities are predominantly equity securities of companies located outside the U.S., including developing markets. The equity securities in which the Fund invests are predominantly common stock, and may include small and mid capitalization companies. Although the investment manager will search for investments across a large number of regions, countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries, regions or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in foreign securities.